Exhibit 99.7 Schedule 4

Seller	Loan ID	ALT ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	135608	XXXX	Closed	2024-03-12 12:36	2024-03-15 09:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024

Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.
												- Due Diligence Vendor-03/12/2024		Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024				XX	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No
XXXX	XXXX	135551	XXXX	Closed	2024-03-15 13:37	2025-10-13 09:40	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-10/13/2025
Resolved-Document Uploaded.  - Due Diligence Vendor-03/19/2024
Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/15/2024	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-10/13/2025

 Resolved-Document Uploaded.  - Due Diligence Vendor-03/19/2024

 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024

															XXXX_XXX.pdf			XX	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	135551	XXXX	Closed	2024-03-15 08:04	2024-03-21 16:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-Acknowledged by Client.
 - Due Diligence Vendor-03/21/2024

												Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/17/2024		Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No
XXXX	XXXX	135551	XXXX	Closed	2024-03-17 12:58	2024-03-20 10:14	Resolved	1 - Information	Compliance	Mavent	AbilityToRepay: QMPointsAndFees	Resolved-Lender rebuttal was reviewed. Audit located the undiscounted/PAR rate within the loan file and applied to testing. Re-ran compliance testing, passed. Condition cleared. - Due Diligence Vendor-03/20/2024
Ready for Review-2% of Discount Points are Bon fide - loan is not failing QM - Seller-03/19/2024
Open-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$X,XXX.XX) fee limit, which is 3% of the Total Loan Amount ($X,XXX.XX), the difference is ($X,XXX.XX). (12 CFR 1026.43(e)(3). - Due Diligence Vendor-03/17/2024	Ready for Review-2% of Discount Points are Bon fide - loan is not failing QM - Seller-03/19/2024	Resolved-Lender rebuttal was reviewed. Audit located the undiscounted/PAR rate within the loan file and applied to testing. Re-ran compliance testing, passed. Condition cleared. - Due Diligence Vendor-03/20/2024

																		XX	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	135551	XXXX	Closed	2024-03-19 17:33	2024-03-19 17:33	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.
- Due Diligence Vendor-03/19/2024	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.
 - Due Diligence Vendor-03/19/2024

																		XX	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No